Note 1 - Summary of Significant Accounting Policies - Fair Value Measurements Using Significant Level III Inputs (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Warrants [Member]
Balance	$ 509	$ 40,585
Issuance (exercise) of warrants, net	4,821	2,712
Change in fair value	(2,093)	(11,665)
Exchanges		(31,123)
Balance	5,307	509
Warrant Exchanged	2,070
Derivative Financial Instruments, Liabilities [Member]
Balance	2,348
Issuance (exercise) of warrants, net		1,019
Change in fair value	5,774	2,761
Exchanges		(1,432)
Balance	8,122	$ 2,348
Warrant Exchanged